Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
12. Leases

The Company has lease agreements for its office spaces. Leases generally have lease terms between 2 years to 5 years with an option to renew the lease after that date.

Information about leases for which the Company is a lessee is presented below:

Amount recognized in the consolidated statement of financial position:

Set out below are the carrying amounts of the Company’s right-of-use assets recognized and the movements during the year ended December 31, 2019.

Right-of-use assets (Leased Properties)
As at January 1, 2019	4,352
Modifications and renewals	1,228
Addition	121
Depreciation expense	(880)
As at December 31, 2019	4,821

Depreciation of right-of-use assets is included in general and administration expenses. Interest expense related to lease liabilities is included in debenture and other financing expense.

Set out below are the carrying amounts of lease liabilities and the movements during the year ended December 31, 2019.

Lease liabilities
As at January 1, 2019	4,694
Modifications and renewals	1,226
Addition	121
Interest expense	345
Payments	(1,178)
As at December 31, 2019	5,208

The Company has classified cash payment for the principal portion of lease payments as financing activities and cash payments for the interest portion as operating activities consistent with the presentation of interest payments chosen by the Company.

Amount recognized in the consolidated statement of operations and comprehensive loss:

Depreciation expense of right-of-use assets	880
Interest expense on lease liabilities	345
Expenses relating to short term leases	151
Variable lease payments	155
Total amount recognized in consolidated statement of operations and comprehensive loss	1,531